Commitments and Contingencies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2020 USD ($)
Other Commitments [Line Items]
Rent expense | $	$ 1,116	$ 915
Boston, Massachusetts [Member]
Other Commitments [Line Items]
Area of property	7,200
Lease Expiration Period	October 2022
Larkspur, California [Member]
Other Commitments [Line Items]
Area of property	43,600
Lease Expiration Period	November 2026